Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers
Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions €)	2023	2022	2021
Commercial revenues	3,815.5	17,194.6	18,874.0
COVID-19 vaccine revenues	3,776.2	17,145.2	18,806.8
Sales to collaboration partners	275.3	1,224.3	970.9
Direct product sales to customers	473.6	3,184.7	3,007.2
Share of collaboration partners’ gross profit and sales milestones	3,027.3	12,736.2	14,828.7
Other sales	39.3	49.4	67.2
Research & development revenues from collaborations	3.5	116.0	102.7
Total	3,819.0	17,310.6	18,976.7
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions €)	2023	2022	2021
Timing of revenue recognition
Goods and services transferred at a point in time	776.3	4,447.2	4,034.3
Goods and services transferred over time	15.4	127.2	113.7
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	3,027.3	12,736.2	14,828.7
Total	3,819.0	17,310.6	18,976.7
(1)    Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.

Summary of Contract Balances

(in millions €)	December 31, 2023	December 31, 2022
Trade and other receivables	2,155.7	7,145.6
Contract liabilities	751.8	125.5
Refund liabilities	—	24.4

Summary of Revenue Recognized
Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions €)	2023	2022	2021
Amounts included in contract liabilities at the beginning of the year	3.5	63.1	73.7

Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)
The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as of year-end are as follows:

(in millions €)	December 31, 2023	December 31, 2022
Within one year	353.3	77.1
More than one year	398.5	48.4
Total	751.8	125.5